RESTRUCTURING AND OTHER COSTS	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND OTHER COSTS
RESTRUCTURING AND OTHER COSTS

Restructuring Costs

Restructuring costs of $9.9 million, $12.0 million and $17.8 million for 2014 , 2013 and 2012, respectively, are reflected in “Restructuring and other costs” in the Consolidated Statement of Operations and the associated liabilities are recorded in “Accrued liabilities” and “Other noncurrent liabilities” in the Consolidated Balance Sheets.  These costs consist of employee severance benefits, payments due under operating contracts, and other restructuring costs.

During 2014, the Company initiated several restructuring plans primarily related to closing locations as a result of integration activities to better leverage the Company’s resources by reducing costs and obtaining operational efficiencies.  These restructuring costs were offset by changes in estimates of $3.0 million, related to adjustments to the cost of initiatives in prior years.

During 2013 the Company initiated several restructuring plans primarily related to closing locations as a result of integration activities as the Company realigned certain implant and implant related businesses to better leverage the Company’s resources by reducing costs and obtaining operational efficiencies.  These restructuring costs were offset by changes in estimates of $2.3 million, related to adjustments to the cost of initiatives in prior years.

During 2012, the Company initiated several restructuring plans primarily related to the closure and/or consolidation of certain production and selling facilities in Europe to better leverage the Company’s resources by reducing costs and obtaining operational efficiencies.  These restructuring costs were offset by changes in estimates of $0.8 million related to adjustments to the cost of initiatives in prior years.

At December 31, 2014, the Company’s restructuring accruals were as follows:

	Severances
(in thousands)	2012 and Prior Plans	2013 Plans	2014 Plans	Total

Balance at December 31, 2013	$1,282	$5,764	$—	$7,046
Provisions and adjustments	178	352	7,603	8,133
Amounts applied	(900)	(4,309)	(2,080)	(7,289)
Change in estimates	(387)	(1,029)	(461)	(1,877)
Balance at December 31, 2014	$173	$778	$5,062	$6,013

	Lease/Contract Terminations
(in thousands)	2012 and Prior Plans	2013 Plans	2014 Plans	Total

Balance at December 31, 2013	$748	$98	$—	$846
Provisions and adjustments	11	226	1,779	2,016
Amounts applied	(132)	(211)	(113)	(456)
Change in estimates	$(92)	(113)	(30)	(235)
Balance at December 31, 2014	$535	$—	$1,636	$2,171

	Other Restructuring Costs
(in thousands)	2012 and Prior Plans	2013 Plans	2014 Plans	Total

Balance at December 31, 2013	$58	$658	$—	$716
Provisions and adjustments	41	57	2,672	2,770
Amounts applied	(74)	(407)	(1,002)	(1,483)
Change in estimates	—	(308)	(621)	(929)
Balance at December 31, 2014	$25	$—	$1,049	$1,074

The following table provides the cumulative amounts for the provisions and adjustments and amounts applied for all the plans by segment:

(in thousands)	December 31, 2013	Provisions and Adjustments	Amounts Applied	Change in Estimates	December 31, 2014

Dental Consumables, Endodontic and Dental Laboratory Businesses	$1,343	$7,821	$(2,693)	$(1,199)	$5,272
Healthcare, Orthodontic and Implant Businesses	6,479	4,405	(5,388)	(1,668)	3,828
Select Developed and Emerging Markets Businesses	412	333	(545)	(109)	91
All Other	374	360	(602)	(65)	67
Total	$8,608	$12,919	$(9,228)	$(3,041)	$9,258

At December 31, 2013, the Company’s restructuring accruals were as follows:

	Severances
(in thousands)	2011 and Prior Plans	2012 Plans	2013 Plans	Total

Balance at December 31, 2012	$1,495	$11,412	$—	$12,907
Provisions and adjustments	—	1,314	8,615	9,929
Amounts applied	(1,069)	(9,832)	(2,615)	(13,516)
Change in estimates	$(24)	(2,014)	(236)	(2,274)
Balance at December 31, 2013	$402	$880	$5,764	$7,046

	Lease/Contract Terminations
(in thousands)	2011 and Prior Plans	2012 Plans	2013 Plans	Total

Balance at December 31, 2012	$792	$682	$—	$1,474
Provisions and adjustments	—	77	1,999	2,076
Amounts applied	(136)	(626)	(1,887)	(2,649)
Change in estimates	$—	(41)	(14)	(55)
Balance at December 31, 2013	$656	$92	$98	$846

	Other Restructuring Costs
(in thousands)	2012 Plans	2013 Plans	Total

Balance at December 31, 2012	$94	$—	$94
Provisions and adjustments	957	1,383	2,340
Amounts applied	(994)	(716)	(1,710)
Change in estimates	1	(9)	(8)
Balance at December 31, 2013	$58	$658	$716

The following table provides the cumulative amounts for the provisions and adjustments and amounts applied for all the plans by segment:

(in thousands)	December 31, 2012	Provisions and Adjustments	Amounts Applied	Change in Estimates	December 31, 2013

Dental Consumables, Endodontic and Dental Laboratory Businesses	$9,758	$1,476	$(8,455)	$(1,436)	$1,343
Healthcare, Orthodontic and Implant Businesses	4,546	11,379	(8,545)	(901)	6,479
Select Developed and Emerging Markets Businesses	171	799	(558)	—	412
All Other	—	691	(317)	—	374
Total	$14,475	$14,345	$(17,875)	$(2,337)	$8,608

Other Costs

For the year ended December 31, 2014, the Company recorded other costs of $1.2 million, which were primarily the result of legal settlements.

For the year ended December 31, 2013, the Company recorded other costs of $1.4 million, which included $2.4 million impairments of certain previously acquired technologies offset by income from legal settlements.

For the year ended December 31, 2012, the Company recorded other costs of $7.9 million, including $5.2 million impairments of certain previously acquired technologies and the impact of the U.S. presidential executive order updating trade sanctions. On October 9, 2012, President Obama issued an executive order making it illegal for non-U.S. subsidiaries of U.S. companies to engage in certain transactions involving Iran without a license.  The Company reserved appropriate allowances against accounts receivable in its controlled foreign subsidiaries and has discontinued such sales activities.  There can be no assurance as to when such sales may be resumed to this region.